Securities - Summary of Non-Interest Revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of Securities [Abstract]
FVTPL securities	$ 60	$ 47	$ 128	$ 96
FVOCI securities - net realized gains	32	20	46	29
Impairment on FVOCI and amortized cost securities	(6)	(1)	(3)	(1)
Securities gains, other than trading	$ 86	$ 66	$ 171	$ 124